Note 9 - Share-based Payments - Warrant Activity (Details) - Warrants [member]		12 Months Ended
		Dec. 31, 2025 $ / shares		Dec. 31, 2024 $ / shares		Dec. 31, 2023
Statement Line Items [Line Items]
Balance		3,044,794	[1]	2,738,473
Warrants granted, weighted average exercise price (in dollars per share)	[2]			$ 1.41
Warrants outstanding, weighted average remaining contractual life (Year)		7 years		9 years	[1],[3]	10 years	[2]
Warrants granted		3,872,407		538,460
Warrants granted, weighted average exercise price (in dollars per share)		$ 0.1		$ 0.4
Warrants exercised		0		0
Warrants exercised, weighted average exercise price (in dollars per share)		$ 0
Warrants forfeited		(183,152)		(232,139)
Warrants forfeited, weighted average exercise price (in dollars per share)		$ 0.9		$ 1.72
Warrants cancelled		0		0
Warrants cancelled, weighted average exercise price (in dollars per share)		$ 0		$ 0
Balance		6,734,049		3,044,794	[1]	2,738,473
Warrants outstanding, weighted average exercise price (in dollars per share)	[1],[3]			$ 1.19
Warrants exercisable		3,500,721		2,493,050		2,007,123

[1]	Number of warrants exclude non-employee warrants as referred to in Note 6.
[2]	December 31, 2024 and 2023 USD-end rate used.
[3]	June 30, 2023 and 2024 USD-end rate used.